Consolidated Balance Sheets Detail - Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012
Property, Plant and Equipment [Line Items]
Land	$ 129	$ 129
Buildings, leasehold improvements and other	1,392	1,386
BlackBerry operations and other information technology	2,440	2,194
Manufacturing equipment, research and development equipment and tooling	486	524
Furniture and fixtures	570	529
Total	5,017	4,762
Accumulated amortization	2,622	2,029
Net book value	$ 2,395	$ 2,733